UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-24053

FT Vest Hedged Equity Income Fund: Series B1
(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Ann Maurer
235 West Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

registrant's telephone number, including area code: (414) 299-2030

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)	The Report to Shareholders is attached herewith.

First Trust
Capital Management

FT VEST HEDGED EQUITY INCOME FUND: SERIES B1

Class I Shares

Semi-Annual Report

June 30, 2026

(Unaudited)

First Trust Capital Management L.P. | 225 W. Wacker Dr. | Suite 2160 | Chicago, IL 60606 | P: 773.828.6700

FT Vest Hedged Equity Income Fund: Series B1
This report and the financial statements contained herein are provided for the general information of the shareholders of the FT Vest Hedged Equity Income Fund: Series B1 (the “Fund”). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by the Fund’s Private Placement Memorandum.

FT Vest Hedged Equity Income Fund: Series B1
SCHEDULE OF INVESTMENTS
As of June 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS – 102.3%
	COMMUNICATIONS – 11.0%
3,441	Alphabet, Inc. – Class A1	$1,229,710
2,750	Alphabet, Inc. – Class C1	971,657
5,368	AT&T, Inc.1	111,118
1,025	Booking Holdings, Inc.	182,696
1,986	Comcast Corp. – Class A1	48,756
1,490	Meta Platforms, Inc. – Class A1	839,302
2,899	Netflix, Inc.*	206,989
2,107	Uber Technologies, Inc.*,1	152,041
3,192	Verizon Communications, Inc.1	135,149
1,222	Walt Disney Co.1	117,618
		3,995,036
	CONSUMER DISCRETIONARY – 9.0%
6,601	Amazon.com, Inc.*,1	1,573,282
675	Home Depot, Inc.1	238,059
380	Lowe’s Cos., Inc.1	83,786
906	McDonald’s Corp.1	244,901
2,807	NIKE, Inc. – Class B1	115,227
1,446	Starbucks Corp.1	147,767
1,859	Tesla, Inc.*,1	781,896
756	TJX Cos., Inc.1	114,534
		3,299,452
	CONSUMER STAPLES – 4.8%
1,351	Altria Group, Inc.1	97,205
3,114	Coca-Cola Co.1	253,075
634	Colgate-Palmolive Co.1	58,125
313	Costco Wholesale Corp.1	292,802
1,038	Mondelez International, Inc. – Class A1	60,038
1,100	PepsiCo, Inc.1	148,940
1,252	Philip Morris International, Inc.1	226,499
1,837	Procter & Gamble Co.1	269,378
3,094	Walmart, Inc.1	350,426
		1,756,488
	ENERGY – 3.1%
2,071	Chevron Corp.1	343,289
1,352	ConocoPhillips1	140,554
4,614	Exxon Mobil Corp.1	630,826
		1,114,669
	FINANCIALS – 12.7%
473	American Express Co.1	159,992
4,670	Bank of America Corp.1	266,097

FT Vest Hedged Equity Income Fund: Series B1
SCHEDULE OF INVESTMENTS — Continued
As of June 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
1,615	Berkshire Hathaway, Inc. – Class B*	$808,130
127	BlackRock, Inc.1	122,118
1,471	Charles Schwab Corp.1	135,729
2,005	Chubb Ltd.1	683,184
1,244	Citigroup, Inc.1	174,110
264	Goldman Sachs Group, Inc.1	267,002
1,892	JPMorgan Chase & Co.1	619,308
722	Mastercard, Inc. – Class A1	370,819
1,063	Morgan Stanley1	222,210
824	PayPal Holdings, Inc.1	35,580
1,080	U.S. Bancorp1	65,232
1,486	Visa, Inc. – Class A	509,832
2,182	Wells Fargo & Co.1	180,320
		4,619,663
	HEALTH CARE – 9.6%
2,187	Abbott Laboratories1	198,448
1,227	AbbVie, Inc.1	308,762
374	Amgen, Inc.1	135,433
1,413	Bristol-Myers Squibb Co.1	81,417
1,597	CVS Health Corp.1	165,210
437	Danaher Corp.1	83,240
279	Elevance Health, Inc.1	107,898
552	Eli Lilly & Co.	662,085
861	Gilead Sciences, Inc.1	108,779
446	Intuitive Surgical, Inc.*,1	177,365
1,672	Johnson & Johnson1	424,638
1,614	Medtronic PLC1	126,263
1,723	Merck & Co., Inc.1	221,405
3,947	Pfizer, Inc.	95,044
260	Thermo Fisher Scientific, Inc.1	130,354
1,140	UnitedHealth Group, Inc.	473,818
		3,500,159
	INDUSTRIALS – 8.7%
679	3M Co.1	109,937
1,001	Boeing Co.*,1	216,686
598	Caterpillar, Inc.1	636,810
322	Deere & Co.1	204,254
496	Eaton Corp. PLC1	211,356
718	Emerson Electric Co.1	102,782
220	FedEx Corp.1	68,889
1,349	General Electric Co. DBA GE Aerospace1	504,162

FT Vest Hedged Equity Income Fund: Series B1
SCHEDULE OF INVESTMENTS — Continued
As of June 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
407	Honeywell International, Inc.	$91,127
260	Lockheed Martin Corp.1	132,460
1,714	RTX Corp.1	325,197
602	Union Pacific Corp.1	163,744
750	United Parcel Service, Inc. – Class B1	80,625
1,540	Waste Management, Inc.	343,235
		3,191,264
	MATERIALS – 2.2%
1,567	Linde PLC1	813,179
	REAL ESTATE – 1.2%
2,769	American Tower Corp., REIT1	452,925
	TECHNOLOGY – 37.7%
576	Accenture PLC1	71,678
389	Adobe, Inc.*,1	79,753
1,121	Advanced Micro Devices, Inc.*,1	651,200
8,738	Apple, Inc.1	2,528,428
549	Applied Materials, Inc.1	396,927
3,251	Broadcom, Inc.1	1,228,065
9,468	Cisco Systems, Inc.1	1,112,111
3,086	Intel Corp.*	430,898
868	International Business Machines Corp.1	244,090
259	Intuit, Inc.1	67,599
864	Lam Research Corp.	374,397
772	Micron Technology, Inc.	891,112
4,396	Microsoft Corp.1	1,639,796
14,370	NVIDIA Corp.1	2,875,293
1,564	Oracle Corp.1	229,204
2,123	Palantir Technologies, Inc. – Class A*,1	247,690
738	QUALCOMM, Inc.1	136,375
273	S&P Global, Inc.	111,182
884	Salesforce, Inc.1	138,488
964	ServiceNow, Inc.*,1	95,706
626	Texas Instruments, Inc.	186,592
		13,736,584
	UTILITIES – 2.3%
1,722	Duke Energy Corp.1	217,971
4,611	NextEra Energy, Inc.1	404,707
2,438	Southern Co.1	233,341
		856,019
	TOTAL COMMON STOCKS (Cost $29,719,309)	37,335,438

FT Vest Hedged Equity Income Fund: Series B1
SCHEDULE OF INVESTMENTS — Continued
As of June 30, 2026 (Unaudited)

Number of Contracts		Value
	PURCHASED OPTIONS CONTRACTS – 16.0%
	CALL OPTIONS – 12.5%
22	S&P 500 Index Exercise Price: $6,000.01, Notional Amount: $13,200,022, Expiration Date: April 13, 2028*	$4,561,951
	TOTAL CALL OPTIONS (Cost $1,520,222)	4,561,951
	PUT OPTIONS – 3.5%
22	S&P 500 Index Exercise Price: $5,000.01, Notional Amount: $11,000,022, Expiration Date: April 13, 2028*	253,043
62	Exercise Price: $5,525.21, Notional Amount: $34,256,302, Expiration Date: April 13, 2028*	1,009,276
9	S&P 500 Mini Index Exercise Price: $552.52, Notional Amount: $497,268, Expiration Date: April 13, 2028*	14,679
	TOTAL PUT OPTIONS (Cost $4,061,023)	1,276,998
	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $5,581,245)	5,838,949
Principal Amount
	SHORT-TERM INVESTMENTS – 1.6%
575,738	UMB Bank, Money Market Special II Deposit Investment, 3.48%2	575,738
	TOTAL SHORT-TERM INVESTMENTS (Cost $575,738)	575,738
	TOTAL INVESTMENTS – 119.9% (Cost $35,876,292)	43,750,125
	Liabilities in Excess of Other Assets – (19.9)%	(7,270,148)
	TOTAL NET ASSETS – 100.0%	36,479,977
Number of Contracts
	WRITTEN OPTIONS CONTRACTS – (19.3)%
	CALL OPTIONS – (17.9)%
(1)	3M Co. Exercise Price: $165.00, Notional Amount: $(16,500), Expiration Date: July 2, 2026*	(50)
(4)	Abbott Laboratories Exercise Price: $94.00, Notional Amount: $(37,600), Expiration Date: July 2, 2026*	(70)
(2)	AbbVie, Inc. Exercise Price: $245.00, Notional Amount: $(49,000), Expiration Date: July 2, 2026*	(1,350)

FT Vest Hedged Equity Income Fund: Series B1
SCHEDULE OF INVESTMENTS — Continued
As of June 30, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
(1)	Accenture PLC Exercise Price: $128.00, Notional Amount: $(12,800), Expiration Date: July 2, 2026*	$(78)
(1)	Adobe, Inc. Exercise Price: $200.00, Notional Amount: $(20,000), Expiration Date: July 2, 2026*	(610)
(2)	Advanced Micro Devices, Inc. Exercise Price: $520.00, Notional Amount: $(104,000), Expiration Date: July 2, 2026*	(12,610)
(7)	Alphabet, Inc. – Class A Exercise Price: $342.50, Notional Amount: $(239,750), Expiration Date: July 2, 2026*	(10,972)
(5)	Alphabet, Inc. – Class C Exercise Price: $342.50, Notional Amount: $(171,250), Expiration Date: July 2, 2026*	(5,862)
(3)	Altria Group, Inc. Exercise Price: $73.00, Notional Amount: $(21,900), Expiration Date: July 2, 2026*	(68)
(13)	Amazon.com, Inc. Exercise Price: $227.50, Notional Amount: $(295,750), Expiration Date: July 2, 2026*	(14,592)
(1)	American Express Co. Exercise Price: $340.00, Notional Amount: $(34,000), Expiration Date: July 2, 2026*	(212)
(1)	Amgen, Inc. Exercise Price: $355.00, Notional Amount: $(35,500), Expiration Date: July 2, 2026*	(882)
(17)	Apple, Inc. Exercise Price: $282.50, Notional Amount: $(480,250), Expiration Date: July 2, 2026*	(12,665)
(1)	Applied Materials, Inc. Exercise Price: $645.00, Notional Amount: $(64,500), Expiration Date: July 2, 2026*	(8,130)
(10)	AT&T, Inc. Exercise Price: $22.50, Notional Amount: $(22,500), Expiration Date: July 2, 2026*	(5)
(9)	Bank of America Corp. Exercise Price: $58.00, Notional Amount: $(52,200), Expiration Date: July 2, 2026*	(95)
(3)	Berkshire Hathaway, Inc. – Class B Exercise Price: $497.50, Notional Amount: $(149,250), Expiration Date: July 2, 2026*	(1,365)

FT Vest Hedged Equity Income Fund: Series B1
SCHEDULE OF INVESTMENTS — Continued
As of June 30, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
(2)	Boeing Co. Exercise Price: $220.00, Notional Amount: $(44,000), Expiration Date: July 2, 2026*	$(210)
(2)	Booking Holdings, Inc. Exercise Price: $185.00, Notional Amount: $(37,000), Expiration Date: July 2, 2026*	(60)
(3)	Bristol-Myers Squibb Co. Exercise Price: $57.00, Notional Amount: $(17,100), Expiration Date: July 2, 2026*	(276)
(6)	Broadcom, Inc. Exercise Price: $370.00, Notional Amount: $(222,000), Expiration Date: July 2, 2026*	(6,255)
(1)	Caterpillar, Inc. Exercise Price: $1,010.00, Notional Amount: $(101,000), Expiration Date: July 2, 2026*	(5,650)
(3)	Charles Schwab Corp. Exercise Price: $90.00, Notional Amount: $(27,000), Expiration Date: July 2, 2026*	(702)
(4)	Chevron Corp. Exercise Price: $170.00, Notional Amount: $(68,000), Expiration Date: July 2, 2026*	(118)
(18)	Cisco Systems, Inc. Exercise Price: $116.00, Notional Amount: $(208,800), Expiration Date: July 2, 2026*	(4,194)
(2)	Citigroup, Inc. Exercise Price: $142.00, Notional Amount: $(28,400), Expiration Date: July 2, 2026*	(128)
(6)	Coca-Cola Co. Exercise Price: $83.00, Notional Amount: $(49,800), Expiration Date: July 2, 2026*	(45)
(1)	Colgate-Palmolive Co. Exercise Price: $91.00, Notional Amount: $(9,100), Expiration Date: July 2, 2026*	(118)
(3)	ConocoPhillips Exercise Price: $105.00, Notional Amount: $(31,500), Expiration Date: July 2, 2026*	(186)
(1)	Costco Wholesale Corp. Exercise Price: $955.00, Notional Amount: $(95,500), Expiration Date: July 2, 2026*	(133)
(3)	CVS Health Corp. Exercise Price: $104.00, Notional Amount: $(31,200), Expiration Date: July 2, 2026*	(225)

FT Vest Hedged Equity Income Fund: Series B1
SCHEDULE OF INVESTMENTS — Continued
As of June 30, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
(1)	Danaher Corp. Exercise Price: $192.50, Notional Amount: $(19,250), Expiration Date: July 2, 2026*	$(150)
(1)	Deere & Co. Exercise Price: $620.00, Notional Amount: $(62,000), Expiration Date: July 2, 2026*	(1,635)
(1)	Eaton Corp. PLC Exercise Price: $402.50, Notional Amount: $(40,250), Expiration Date: July 2, 2026*	(2,465)
(1)	Eli Lilly & Co. Exercise Price: $1,200.00, Notional Amount: $(120,000), Expiration Date: July 2, 2026*	(1,417)
(1)	Emerson Electric Co. Exercise Price: $143.00, Notional Amount: $(14,300), Expiration Date: July 2, 2026*	(143)
(9)	Exxon Mobil Corp. Exercise Price: $136.00, Notional Amount: $(122,400), Expiration Date: July 2, 2026*	(1,422)
(3)	General Electric Co. DBA GE Aerospace Exercise Price: $367.50, Notional Amount: $(110,250), Expiration Date: July 2, 2026*	(2,257)
(2)	Gilead Sciences, Inc. Exercise Price: $126.00, Notional Amount: $(25,200), Expiration Date: July 2, 2026*	(271)
(1)	Home Depot, Inc. Exercise Price: $347.50, Notional Amount: $(34,750), Expiration Date: July 2, 2026*	(690)
(6)	Intel Corp. Exercise Price: $128.00, Notional Amount: $(76,800), Expiration Date: July 2, 2026*	(7,365)
(2)	International Business Machines Corp. Exercise Price: $270.00, Notional Amount: $(54,000), Expiration Date: July 2, 2026*	(2,495)
(1)	Intuit, Inc. Exercise Price: $270.00, Notional Amount: $(27,000), Expiration Date: July 2, 2026*	(175)
(1)	Intuitive Surgical, Inc. Exercise Price: $405.00, Notional Amount: $(40,500), Expiration Date: July 2, 2026*	(193)
(3)	Johnson & Johnson Exercise Price: $252.50, Notional Amount: $(75,750), Expiration Date: July 2, 2026*	(883)

FT Vest Hedged Equity Income Fund: Series B1
SCHEDULE OF INVESTMENTS — Continued
As of June 30, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
(4)	JPMorgan Chase & Co. Exercise Price: $327.50, Notional Amount: $(131,000), Expiration Date: July 2, 2026*	$(956)
(2)	Lam Research Corp. Exercise Price: $382.50, Notional Amount: $(76,500), Expiration Date: July 2, 2026*	(10,405)
(1)	Lockheed Martin Corp. Exercise Price: $505.00, Notional Amount: $(50,500), Expiration Date: July 2, 2026*	(745)
(1)	Lowe’s Cos., Inc. Exercise Price: $220.00, Notional Amount: $(22,000), Expiration Date: July 2, 2026*	(245)
(1)	Mastercard, Inc. – Class A Exercise Price: $500.00, Notional Amount: $(50,000), Expiration Date: July 2, 2026*	(1,525)
(2)	McDonald’s Corp. Exercise Price: $267.50, Notional Amount: $(53,500), Expiration Date: July 2, 2026*	(770)
(3)	Medtronic PLC Exercise Price: $81.00, Notional Amount: $(24,300), Expiration Date: July 2, 2026*	(24)
(3)	Merck & Co., Inc. Exercise Price: $126.00, Notional Amount: $(37,800), Expiration Date: July 2, 2026*	(871)
(3)	Meta Platforms, Inc. – Class A Exercise Price: $550.00, Notional Amount: $(165,000), Expiration Date: July 2, 2026*	(4,755)
(1)	Micron Technology, Inc. Exercise Price: $1,150.00, Notional Amount: $(115,000), Expiration Date: July 2, 2026*	(3,650)
(8)	Microsoft Corp. Exercise Price: $370.00, Notional Amount: $(296,000), Expiration Date: July 2, 2026*	(4,860)
(2)	Mondelez International, Inc. – Class A Exercise Price: $61.00, Notional Amount: $(12,200), Expiration Date: July 2, 2026*	(60)
(2)	Morgan Stanley Exercise Price: $212.50, Notional Amount: $(42,500), Expiration Date: July 2, 2026*	(200)
(6)	Netflix, Inc. Exercise Price: $74.00, Notional Amount: $(44,400), Expiration Date: July 2, 2026*	(99)

FT Vest Hedged Equity Income Fund: Series B1
SCHEDULE OF INVESTMENTS — Continued
As of June 30, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
(9)	NextEra Energy, Inc. Exercise Price: $88.00, Notional Amount: $(79,200), Expiration Date: July 2, 2026*	$(517)
(5)	NIKE, Inc. – Class B Exercise Price: $41.00, Notional Amount: $(20,500), Expiration Date: July 2, 2026*	(1,047)
(28)	NVIDIA Corp. Exercise Price: $195.00, Notional Amount: $(546,000), Expiration Date: July 2, 2026*	(15,540)
(3)	Oracle Corp. Exercise Price: $150.00, Notional Amount: $(45,000), Expiration Date: July 2, 2026*	(453)
(4)	Palantir Technologies, Inc. – Class A Exercise Price: $113.00, Notional Amount: $(45,200), Expiration Date: July 2, 2026*	(1,750)
(2)	PayPal Holdings, Inc. Exercise Price: $44.00, Notional Amount: $(8,800), Expiration Date: July 2, 2026*	(43)
(2)	PepsiCo, Inc. Exercise Price: $141.00, Notional Amount: $(28,200), Expiration Date: July 2, 2026*	(20)
(8)	Pfizer, Inc. Exercise Price: $24.00, Notional Amount: $(19,200), Expiration Date: July 2, 2026*	(172)
(2)	Philip Morris International, Inc. Exercise Price: $180.00, Notional Amount: $(36,000), Expiration Date: July 2, 2026*	(445)
(4)	Procter & Gamble Co. Exercise Price: $149.00, Notional Amount: $(59,600), Expiration Date: July 2, 2026*	(112)
(1)	QUALCOMM, Inc. Exercise Price: $195.00, Notional Amount: $(19,500), Expiration Date: July 2, 2026*	(117)
(3)	RTX Corp. Exercise Price: $187.50, Notional Amount: $(56,250), Expiration Date: July 2, 2026*	(930)
(22)	S&P 500 Index Exercise Price: $5,000.01, Notional Amount: $(11,000,022), Expiration Date: April 13, 2028*	(6,357,180)
(2)	Salesforce, Inc. Exercise Price: $157.50, Notional Amount: $(31,500), Expiration Date: July 2, 2026*	(400)

FT Vest Hedged Equity Income Fund: Series B1
SCHEDULE OF INVESTMENTS — Continued
As of June 30, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
(2)	ServiceNow, Inc. Exercise Price: $97.00, Notional Amount: $(19,400), Expiration Date: July 2, 2026*	$(660)
(5)	Southern Co. Exercise Price: $97.00, Notional Amount: $(48,500), Expiration Date: July 2, 2026*	(88)
(3)	Starbucks Corp. Exercise Price: $104.00, Notional Amount: $(31,200), Expiration Date: July 2, 2026*	(113)
(4)	Tesla, Inc. Exercise Price: $380.00, Notional Amount: $(152,000), Expiration Date: July 2, 2026*	(16,380)
(1)	Texas Instruments, Inc. Exercise Price: $295.00, Notional Amount: $(29,500), Expiration Date: July 2, 2026*	(702)
(1)	Thermo Fisher Scientific, Inc. Exercise Price: $505.00, Notional Amount: $(50,500), Expiration Date: July 2, 2026*	(365)
(1)	TJX Cos., Inc. Exercise Price: $155.00, Notional Amount: $(15,500), Expiration Date: July 2, 2026*	(28)
(2)	U.S. Bancorp Exercise Price: $61.00, Notional Amount: $(12,200), Expiration Date: July 2, 2026*	(55)
(4)	Uber Technologies, Inc. Exercise Price: $75.00, Notional Amount: $(30,000), Expiration Date: July 2, 2026*	(64)
(1)	Union Pacific Corp. Exercise Price: $270.00, Notional Amount: $(27,000), Expiration Date: July 2, 2026*	(355)
(1)	United Parcel Service, Inc. – Class B Exercise Price: $108.00, Notional Amount: $(10,800), Expiration Date: July 2, 2026*	(77)
(2)	UnitedHealth Group, Inc. Exercise Price: $425.00, Notional Amount: $(85,000), Expiration Date: July 2, 2026*	(169)
(6)	Verizon Communications, Inc. Exercise Price: $46.50, Notional Amount: $(27,900), Expiration Date: July 2, 2026*	(18)
(3)	Visa, Inc. – Class A Exercise Price: $337.50, Notional Amount: $(101,250), Expiration Date: July 2, 2026*	(1,920)

FT Vest Hedged Equity Income Fund: Series B1
SCHEDULE OF INVESTMENTS — Continued
As of June 30, 2026 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
(6)	Walmart, Inc. Exercise Price: $116.00, Notional Amount: $(69,600), Expiration Date: July 2, 2026*	$(90)
(2)	Walt Disney Co. Exercise Price: $99.00, Notional Amount: $(19,800), Expiration Date: July 2, 2026*	(26)
(4)	Wells Fargo & Co. Exercise Price: $84.00, Notional Amount: $(33,600), Expiration Date: July 2, 2026*	(112)
	TOTAL CALL OPTIONS (Proceeds $2,872,681)	(6,538,590)
	PUT OPTIONS – (1.4)%
(22)	S&P 500 Index Exercise Price: $6,000.01, Notional Amount: $(13,200,022), Expiration Date: April 13, 2028*	(486,114)
	TOTAL PUT OPTIONS (Proceeds $1,522,335)	(486,114)
	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $4,395,016)	$(7,024,704)

PLC – Public Limited Company
REIT – Real Estate Investment Trust
* Non-income producing security.
1 All or a portion of this security is segregated as collateral for purchased and written options contracts. The market value of the securities pledged as collateral is $6,102,936, which represents 16.7% of the total net assets of the Fund.
2 The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

FT Vest Hedged Equity Income Fund: Series B1
PORTFOLIO COMPOSITION
As of June 30, 2026 (Unaudited)

Country of Incorporation*	Value	Percent of Total Net Assets
Ireland	$1,222,476	3.3%
Switzerland	683,184	1.9%
United States	41,844,465	114.7%
Total Investments	43,750,125	119.9%
Liabilities in Excess of Other Assets	(7,270,148)	(19.9)%
Total Net Assets	$36,479,977	100.0%

* This table does not include written options contracts. Please refer to the Schedule of Investments for information on written options contracts.
See accompanying Notes to Financial Statements.

FT Vest Hedged Equity Income Fund: Series B1
SUMMARY OF INVESTMENTS
As of June 30, 2026 (Unaudited)

Security Type/Sector*	Percent of Total Net Assets
Common Stocks
Communications	11.0%
Consumer Discretionary	9.0%
Consumer Staples	4.8%
Energy	3.1%
Financials	12.7%
Health Care	9.6%
Industrials	8.7%
Materials	2.2%
Real Estate	1.2%
Technology	37.7%
Utilities	2.3%
Total Common Stocks	102.3%
Purchased Options Contracts	16.0%
Short-Term Investments	1.6%
Total Investments	119.9%
Liabilities in Excess of Other Assets	(19.9)%
Total Net Assets	100.0%

* This table does not include written options contracts. Please refer to the Schedule of Investments for information on written options contracts.
See accompanying Notes to Financial Statements.

FT Vest Hedged Equity Income Fund: Series B1
STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2026 (Unaudited)

Assets:
Investments in securities, at value (cost $29,719,309)	$37,335,438
Purchased options contracts, at value (cost $5,581,245)	5,838,949
Investments in short-term securities, at value (cost $575,738)	575,738
Cash	11,132
Cash deposited with broker for options contracts	61,305
Receivables:
Short-term investment securities sold	91,405
Investment securities sold	11,713
Dividends and interest	20,127
Total assets	43,945,807
Liabilities:
Written options contracts, at value (proceeds $4,395,016)	7,024,704
Payables:
Unitary Management Fee	79,254
Dividend payable	361,872
Total liabilities	7,465,830
Net Assets	$36,479,977
Components of Net Assets:
Paid-in Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$34,446,382
Total accumulated earnings (accumulated deficit)	2,033,595
Net Assets	$36,479,977
Maximum Offering Price per Share:
Class I Shares:
Net assets applicable to shares outstanding	$36,479,977
Shares of beneficial interest issued and outstanding	1,388,720
Net asset value, offering and redemption price per share	$26.27
See accompanying Notes to Financial Statements.

FT Vest Hedged Equity Income Fund: Series B1
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2026 (Unaudited)

Investment Income:
Dividends	$222,553
Interest	4,907
Miscellaneous income	3,331
Total investment income	230,791
Expenses:
Unitary Management Fee	477,400
Offering costs (Note 2)	62
Total expenses	477,462
Net investment income (loss)	(246,671)
Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(2,381,452)
Securities sold short	78
Purchased options contracts	581,549
Written options contracts	935,946
Net realized gain (loss)	(863,879)
Net change in unrealized appreciation/depreciation on:
Investments	5,325,244
Purchased options contracts	257,704
Written options contracts	(2,629,688)
Net change in unrealized appreciation/depreciation	2,953,260
Net realized and unrealized gain (loss)	2,089,381
Net Increase (Decrease) in Net Assets from Operations	$1,842,710
See accompanying Notes to Financial Statements.

FT Vest Hedged Equity Income Fund: Series B1
STATEMENT OF CHANGES IN NET ASSETS

	For the Six Months through June 30, 2026 (Unaudited)	For the Period April 25, 2025* through December 31, 2025
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(246,671)	$(345,362)
Net realized gain (loss) on investments, securities sold short, purchased options contracts and written options contracts	(863,879)	3,739,960
Net change in unrealized appreciation/depreciation on investments, purchased options contracts and written options contracts	2,953,260	2,290,885
Net increase (decrease) in net assets resulting from operations	1,842,710	5,685,483
Distributions to Shareholders:
Class I	(2,174,759)	(3,331,288)
Total distributions to shareholders	(2,174,759)	(3,331,288)
Capital Transactions:
Net proceeds from shares sold:
Class I	—	39,228,000
Cost of shares redeemed:
Class I	(51,489)1	(4,718,680)
Net increase (decrease) in net assets from capital transactions	(51,489)	34,509,320
Total increase (decrease) in net assets	(383,538)	36,863,515
Net Assets:
Beginning of period	36,863,515	36,863,515
End of period	$36,479,977	$36,863,515
Capital Share Transactions:
Shares sold:
Class I	—	1,569,120
Shares redeemed:
Class I	(2,000)	(178,400)
Net increase (decrease) in capital share transactions	(2,000)	1,390,720

* Commencement of Operations.
1 Net of redemption fee proceeds of $1,051.
See accompanying Notes to Financial Statements.

FT Vest Hedged Equity Income Fund: Series B1
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout the period.
	Six Months through June 30, 2026 (Unaudited)	April 25, 2025* through December 31, 2025
Net asset value, beginning of period	$26.51	$25.00
Income (Loss) from Investment Operations:
Net investment income (loss)1	$(0.18)	$(0.24)
Net realized and unrealized gain (loss)	1.50	4.07
Total from investment operations	1.32	3.83
Less Distributions:
From net investment income	(1.56)	(1.93)
From return of capital	—	(0.39)
Total distributions	(1.56)	(2.32)
Net asset value, end of period	$26.27	$26.51
Total return2	5.17%3	15.72%3
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$36,480	$36,864
Ratio of expenses to average net assets	2.65%4	2.68%4
Ratio of net investment income (loss) to average net assets	(1.37)%4	-1.32%4
Portfolio turnover rate	260%3	470%3

* Commencement of operations.
1 Based on average monthly shares outstanding for the period.
2 Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Class I Shares.
3 Not annualized.
4 Annualized.
See accompanying Notes to Financial Statements.

FT Vest Hedged Equity Income Fund: Series B1
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)

Note 1 — Organization
FT Vest Hedged Equity Income Fund: Series B1 (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a diversified, closed-end management investment company. The Fund operates under an Agreement and Declaration of Trust dated November 7, 2024 (the “Declaration of Trust”). First Trust Capital Management L.P. (the “Investment Adviser”) serves as the investment adviser of the Fund. Vest Financial LLC, an affiliate of the Investment Adviser, serves as sub-adviser to the Fund (the “Sub-Adviser” and together with the Investment Adviser, the “Advisers”). Each of the Advisers is an investment adviser registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. The Fund has elected to be treated as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). The Fund currently offers two separate classes (each, a “Class”) of shares of beneficial interest (the “Shares”), designated as Class A Shares and Class I Shares. Only Class I Shares have been issued as of the date of this report.
The Shares of each Class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Board of Trustees (the “Board” and the members thereof, the “Trustees”). Income, expenses (other than expenses attributable to a specific Class) and realized and unrealized gains and losses on investments are allocated to each Class of Shares in proportion to their relative Shares outstanding. Shareholders of a Class that bears distribution and service expenses under the terms of a distribution and service plan have exclusive voting rights with respect to that distribution and service plan.
The Fund’s investment objective is to achieve attractive risk-adjusted returns through a combination of high level of current income and potential (although limited) long-term capital appreciation, while attempting to mitigate the risk of loss of principal. In seeking to achieve this investment objective, the Fund will pursue a hedged equity investment strategy whereby it will (i) attempt to replicate the returns of the broad US large cap equity markets, generally in line with the performance of the S&P 500® index (such index, the “Reference Index”), (ii) attempt to mitigate the risk of loss of principal by purchasing a level of protection against the long-term decline in the market value of the securities held by the Fund (“Downside Hedge”), and (iii) attempt to produce income with a target income objective of 12.0% on an annual basis net of fees and expenses. The Reference Index is a price return index that does not reflect the reinvestment of dividends. The Fund will forgo potential capital appreciation as it seeks to generate income. The Downside Hedge is designed to mitigate the risk of loss for those investors that buy Shares at the beginning of a three-year period (the “Designated Period”) and hold Shares until the end of the Designated Period. The Fund does not seek to provide a specific level of protection or any specific level of capital appreciation or performance compared to the performance of the Reference Index.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.”
Note 2 — Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with the generally accepted accounting principles in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

FT Vest Hedged Equity Income Fund: Series B1
NOTES TO FINANCIAL STATEMENTS — Continued
June 30, 2026 (Unaudited)

(a) Valuation of Investments
The Fund’s administrator, UMB Fund Services, Inc. (“UMBFS”), calculates the Fund’s net asset value (“NAV”) as of the close of business on the last day of each month and at such other times as the Board may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board.
For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated the Investment Adviser as the valuation designee (in such capacity, the “Valuation Designee”) for the Fund to perform in good faith the fair value determination relating to all Fund investments, under the Board’s oversight. The Investment Adviser carries out its designated responsibilities as Valuation Designee through its Valuation Committee. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.
The Valuation Designee may value put and call options by taking the mid price between the bid and ask price. Certain exchange-traded options, such as Flexible Exchange® Options (“FLEX Options”), are typically valued using a model-based price provided by a third-party pricing service provider.
The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources.
Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the United States. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the NAV of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by the Valuation Designee.
(b) Options
The Fund writes and purchases options contracts. The Fund intends to trade FLEX Options. FLEX Options are customized equity or index option contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. FLEX Options are required to be centrally cleared. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as an asset or a liability and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or

FT Vest Hedged Equity Income Fund: Series B1
NOTES TO FINANCIAL STATEMENTS — Continued
June 30, 2026 (Unaudited)

received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.
(c) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income and expense are recorded net of applicable withholding taxes on the ex-dividend date and interest income and expense, including where applicable, accretion of discount and amortization of premium on investments, are recorded on an accrual basis.
(d) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders (collectively, “Shareholders”). Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund. For financial reporting purposes, dividends and distributions to Shareholders are recorded on the ex-date.
ASC Topic 740 — Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.
The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the Internal Revenue Service statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of June 30, 2026 and during the prior open tax years, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
(e) Distributions to Shareholders
The Fund makes monthly distributions to its Shareholders equal to 12% annually of the Fund’s net asset value per Share (the “Distribution Policy”). This predetermined dividend rate may be modified by the Board from time to time and may be increased to the extent of the Fund’s investment company taxable income that it is required to distribute in order to maintain its status as a RIC. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income expense and gain (loss) items for financial statement and tax purposes.
For financial reporting purposes, dividends and distributions to Shareholders are recorded on the ex-date. If, for any distribution, available cash is less than the amount of this predetermined dividend

FT Vest Hedged Equity Income Fund: Series B1
NOTES TO FINANCIAL STATEMENTS — Continued
June 30, 2026 (Unaudited)

rate, then assets of the Fund will be sold, and such disposition may generate additional taxable income. The Fund’s final distribution for each calendar year will include any remaining investment company taxable income and net tax-exempt income (if any) undistributed during the year, as well as the remaining net capital gain realized during the year. If the total distributions made in any calendar year exceed investment company taxable income, net tax-exempt interest income (if any) and net capital gain, such excess distributed amount would be treated as ordinary dividend income to the extent of the Fund’s current and accumulated earnings and profits. Payments in excess of the earnings and profits would first be a tax-free return of capital to the extent of the adjusted tax basis in each Share. After such adjusted tax basis is reduced to zero, the payment would constitute capital gain (assuming the Shares are held as capital assets). This Distribution Policy may, under certain circumstances, have certain adverse consequences to the Fund and its Shareholders because it may result in a return of capital resulting in less of a Shareholder’s assets being invested in the Fund and, over time, increase the Fund’s expense ratio. The Distribution Policy also may cause the Fund to sell a security at a time it would not otherwise do so in order to manage the distribution of income and gain.
(f) Offering Costs
Offering costs consist of the costs of preparation, review and filing with the SEC the Fund’s registration statement, the costs of preparation, review and filing of any associated marketing or similar materials, the costs associated with the printing, mailing or other distribution of the Private Placement Memorandum, Statement of Additional Information and/or marketing materials, and the amounts of associated filing fees and legal fees associated with the offering. The aggregate amount of the offering costs reflected in the Statement of Operations is $62.
Offering costs are amortized to expense over twelve months on a straight-line basis.
(g) Segments
An operating segment is defined in ASC Topic 280 — Improvements to Reportable Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of the Fund’s single investment objective which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. The total return and performance of the Fund is reflected within the accompanying Financial Highlights. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
Note 3 — Investment Advisory and Other Agreements and Affiliates
The Fund pays the Investment Adviser a unitary management fee (the “Unitary Management Fee”) in consideration of the advisory services provided by the Investment Adviser to the Fund. In turn, the Investment Adviser will pay substantially all operating expenses of the Fund, excluding the Unitary Management Fee, initial and ongoing offering expenses and organizational expenses, interest expenses, taxes, portfolio transaction-related fees and expenses, costs of borrowing, distribution and service fees payable pursuant to a Rule 12b-1 plan, litigation and indemnification expenses, and any

FT Vest Hedged Equity Income Fund: Series B1
NOTES TO FINANCIAL STATEMENTS — Continued
June 30, 2026 (Unaudited)

other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Fund pays the Unitary Management Fee at an annual rate of 2.65%, payable monthly in arrears, based upon the Fund’s net assets as of each month-end. The Unitary Management Fee is paid to the Investment Adviser before giving effect to any repurchase of Shares in the Fund effective as of that date and will decrease the net profits or increase the net losses of the Fund.
The Investment Adviser pays the Sub-Adviser a management fee (the “Sub-Advisory Fee”) in consideration of the advisory services provided by the Sub-Adviser to the Fund. The Sub-Adviser’s fees are paid by the Investment Adviser out of the Unitary Management Fee. The Sub-Adviser receives a Sub-Advisory Fee equal to 50% of the monthly Unitary Management Fee paid to the Investment Adviser, which shall be reduced as follows. The Sub-Adviser has agreed with the Investment Adviser that it will pay one-half of all operating expenses of the Fund, excluding the Unitary Management Fee, initial and ongoing offering costs and organizational expenses, interest expenses, taxes, portfolio transaction-related fees and expenses, costs of borrowing, distribution and service fees payable pursuant to a Rule 12b-1 plan, and litigation and indemnification expenses and any other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Sub-Advisory Fees shall be reduced by the Sub-Adviser’s share of such expenses, and in the event the Sub-Adviser’s share of the expenses exceeds the amount of the Sub-Advisory Fee in any month, the Sub-Adviser will pay the difference to the Investment Adviser.
First Trust Portfolios L.P. (the “Placement Agent”), an affiliate of both the Investment Adviser and the Sub-Adviser, currently serves as the Fund’s placement agent. UMBFS serves as the Fund’s fund accountant, transfer agent and administrator; and UMB Bank, N.A., an affiliate of UMBFS, serves as a custodian of the assets of the Fund.
A Trustee is an affiliate, and an officer of the Fund is an employee, of UMBFS. The Fund does not compensate Trustees and officers affiliated with UMBFS or the Investment Adviser.
Vigilant Compliance, LLC provides Chief Compliance Officer services to the Fund.
Pursuant to exemptive relief from the SEC, the Fund has adopted a Distribution and Service Plan with respect to Class A Shares and Class I Shares in compliance with Rule 12b-1 under the Investment Company Act. The Distribution and Service Plan allows the Fund to pay distribution and servicing fees for the sale and servicing of its Class A Shares and Class I Shares. Under the Distribution and Service Plan, with respect to qualified recipients (i) for each Class of Shares, the Fund is permitted to pay a Shareholder Servicing Fee of up to 0.25% on an annualized basis of the aggregate net assets of the Fund attributable to the Class and (ii) for Class A Shares, the Fund pays a Distribution Fee of up to 0.75% on an annualized basis of the aggregate net assets attributable to Class A Shares (together, the “Distribution and Servicing Fee”). The Fund or the Placement Agent may pay all or a portion of Distribution and Service Fees paid by the Fund to any registered securities dealer, financial institution or any other person who renders assistance in distributing or promoting the sale of the respective Class of Shares or who provides certain shareholder services, pursuant to a written agreement. The Distribution and Servicing Fee is paid out of the Fund’s assets attributable to the applicable Class and decreases the net profits or increases the net losses of such Class.
Note 4 — Federal Income Taxes
The Fund has elected to be treated and intends to qualify as a RIC for federal income tax purposes. As a RIC, the Fund will generally not be subject to federal corporate income tax, provided that when it is a RIC, it distributes substantially all of its income and gains each year.
At June 30, 2026, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes, were as follows:

FT Vest Hedged Equity Income Fund: Series B1
NOTES TO FINANCIAL STATEMENTS — Continued
June 30, 2026 (Unaudited)

Cost of investments	$31,374,282
Gross unrealized appreciation	$13,975,327
Gross unrealized depreciation	(8,624,188)
Net unrealized appreciation (depreciation) on investments	$5,351,139
The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences (i.e. wash sales) in recognizing certain gains and losses in securities transactions.
As of December 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:
Undistributed ordinary income	$—
Undistributed long-term capital gains	—
Tax accumulated earnings	—
Accumulated capital and other losses	(33,286)
Net unrealized appreciation (depreciation) on investments	2,397,879
Other temporary differences	—
Total accumulated earnings (deficit)	$2,364,593
The tax character of distributions paid during the period ended December 31, 2025 were as follows:
Distribution paid from:	2025
Ordinary income	$3,331,288
Net long-term capital gains	—
Total taxable distributions	$3,331,288
As of December 31, 2025, the Fund had no short-term post-October capital losses and $33,286 in long-term post-October capital losses, which are deferred until fiscal year 2026 for tax purposes. Capital losses incurred after October 31, and within the year are deemed to arise on the first day of the Fund’s next taxable year.
Note 5 — Investment Transactions
For the six months ended June 30, 2026, purchases and sales of investments, excluding short-term investments, were as follows:
Purchases	Sales	Proceeds from Securities Sold Short	Cover Short Securities
$96,875,393	$98,536,716	$1,330	$1,252
Note 6 — Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

FT Vest Hedged Equity Income Fund: Series B1
NOTES TO FINANCIAL STATEMENTS — Continued
June 30, 2026 (Unaudited)

Note 7 — Repurchase of Shares
At the discretion of the Board and provided that it is in the best interests of the Fund and Shareholders to do so, the Fund provides a limited degree of liquidity to the Shareholders by conducting tender offers at least annually every twelfth month after the closing of a Designated Period, as of a Friday (other than the 3rd Friday of the month). In each tender offer, the Fund may offer to repurchase its Shares at their NAV as determined as of the relevant valuation date. Each tender offer in the first year and second year of a Designated Period ordinarily will be limited to the repurchase of an amount up to 10% of the Shares outstanding, but if the number of Shares tendered for repurchase exceeds the number the Fund intended to repurchase, the Fund may determine to repurchase less than the full number of Shares tendered. In such event, Shareholders will have their Shares repurchased on a pro rata basis, and tendering Shareholders will not have all of their tendered Shares repurchased by the Fund. In the third year of each Designated Period, subject to the Board’s discretion, each tender offer that coincides with the expiration of the Designated Period shall be for up to 100% of the Shares outstanding. Shareholders who tender their Shares prior to the end of the Designated Period will not fully benefit from the Downside Hedge, which is designed to be achieved at the end of the specified Designated Period. A 2.00% repurchase fee will be charged by the Fund with respect to any repurchase of Shares from a Shareholder in the first two years of each Designated Period. A Repurchase Fee payable by a Shareholder may be waived by the Fund in circumstances where the Board determines that doing so is in the best interests of the Fund. Repurchases will be made at such times and on such terms as may be determined by the Board, in its sole discretion. However, no assurance can be given that repurchases will occur or that any Shares properly tendered will be repurchased by the Fund. The Fund may choose not to conduct a tender offer or may choose to conduct a tender offer for less than 10% (or 100% as applicable) of its outstanding Shares. Investors may not have access to the money invested in the Fund for an indefinite time.
The result of the tender offer conducted during the period ended June 30, 2026, is as follows:
Tender Offer
Commencement Date	March 20, 2026
Repurchase Request Date	April 21, 2026
Repurchase Pricing Date	May 1, 2026
Net Asset Value as of Repurchase Pricing Date	$26.27
Amount Repurchased	$52,540
Percentage of Outstanding Shares Repurchased	0.14%
Note 8 — Fair Value Measurements and Disclosure
ASC Topic 820 — Fair Value Measurement (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.
Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:
•
Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

FT Vest Hedged Equity Income Fund: Series B1
NOTES TO FINANCIAL STATEMENTS — Continued
June 30, 2026 (Unaudited)

•
Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy as of June 30, 2026:
	Level 1	Level 2	Level 3**	Total
Assets
Investments
Common Stocks*	$37,335,438	$—	$—	$37,335,438
Short-Term Investments	575,738	—	—	575,738
Total Investments	37,911,176	—	—	37,911,176
Purchased Options Contracts	—	5,838,949	—	5,838,949
Total Investments and Options	$37,911,176	$5,838,949	$—	$43,750,125
Liabilities
Written Options Contracts	$181,410	$6,843,294	$—	$7,024,704
Total Written Options Contracts	$181,410	$6,843,294	$—	$7,024,704

*All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
** The Fund did not hold any Level 3 securities at period end.
Note 9 — Derivatives and Hedging Disclosures
ASC Topic 815 — Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows.
The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of June 30, 2026 by risk category are as follows:

FT Vest Hedged Equity Income Fund: Series B1
NOTES TO FINANCIAL STATEMENTS — Continued
June 30, 2026 (Unaudited)

	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts	Purchased options contracts, at value	$5,838,949	Written options contracts, at value	$7,024,704
The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2026, are as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts
Equity contracts	$581,549	$(2,629,688)
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts
Equity contracts	$257,704	$(2,629,688)
The number of contracts is included on the Schedule of Investments. The quarterly average volumes of derivative instruments for the six months ended June 30, 2026, are as follows:
Derivative	Quarterly Average	Amount
Options Contracts – Purchased	Average Notional Value	$62,657,122
Options Contracts – Written	Average Notional Value	(35,837,534)
Note 10 — Risk Factors
An investment in the Fund involves various risks. The Fund invests in and actively trades equity securities and other financial instruments using a variety of strategies and investment techniques with significant risk characteristics, including the risks arising from the volatility of the equity securities. No guarantee or representation is made that the investment program will be successful. Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and others like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, trade policies and tariffs, political actions, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate in impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on the investments. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.
Sector Risk — As of June 30, 2026, a significant portion of the Reference Index is comprised of companies in the information technology sector, although this may change from time to time. This information technology sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation. The Fund will not be concentrated in a particular industry or group of industries within this sector. To the extent that the Fund invests a significant percentage of its assets in a sector, an adverse

FT Vest Hedged Equity Income Fund: Series B1
NOTES TO FINANCIAL STATEMENTS — Continued
June 30, 2026 (Unaudited)

economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.
Options Risk — An option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying the option at a specified exercise price at any time during the term of the option (normally not exceeding nine months). The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security or currency. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. As a seller (writer) of a put option, the seller will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the seller will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the buyer risks losing the entire premium invested in the option if the buyer does not exercise the option. The effective use of options also depends on the Fund’s ability to terminate option positions at times deemed desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. In addition, there may at times be an imperfect correlation between the movement in values of options and their underlying securities and there may at times not be a liquid secondary market for certain options. There may be times the Fund needs to sell securities in order to settle an option position, which could result in the distribution of premium from that option position being classified as a return of capital and make the Fund less tax-efficient. Options may also involve the use of leverage, which could result in greater price volatility than other securities.
Note 11 — Events Subsequent to the Fiscal Period End
In preparing these financial statements, management has evaluated subsequent events through the date of issuance of the financial statements included herein. There have been no subsequent events that occurred during such period that would require disclosure or would be required to be recognized in the financial statements.

FT Vest Hedged Equity Income Fund: Series B1
FUND INFORMATION
June 30, 2026 (Unaudited)

Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Form N-PORT is available on the SEC website at www.sec.gov or without charge and upon request by calling the Fund at (877) 779-1999.
Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (877) 779-1999 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.
Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (877) 779-1999 or on the SEC website at www.sec.gov.
FT Vest Hedged Equity Income Fund: Series B1
235 West Galena Street
Milwaukee, WI 53212
Toll Free: (877) 779-1999
FT Vest Hedged Equity Income Fund: Series B1 — Class I Shares

FT Vest Hedged Equity Income Fund: Series B1
PRIVACY POLICY
(Unaudited)

FACTS	WHAT DOES THE FUND DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect, and share depend on the product or service you have with us. This information can include:
•
Social Security number

•
Account balances

•
Account transactions

•
Transaction history

•
Wire transfer instructions

•
Checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

FT Vest Hedged Equity Income Fund: Series B1
PRIVACY POLICY — Continued
(Unaudited)

What we do
How does the Fund protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Fund collect my personal information?
We collect your personal information, for example, when you
•
Open an account

•
Provide account information

•
Give us your contact information

•
Make a wire transfer

•
Tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only
•
Sharing for affiliates’ everyday business purposes – information about your creditworthiness

•
Affiliates from using your information to market to you

•
Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. Our affiliates include companies such as First Trust Capital Management L.P.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. The Fund doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. The Fund doesn’t jointly market.

(b)	Registrant has included in its Rule 30e-3(c) notice only the disclosure specified by Rule 30e-3(c)(1) and (2). Therefore, the Registrant has not included a copy of the notice herewith.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Report to Shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Not applicable.

(b)	Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Not applicable to semi-annual reports.

(b)	There are no changes to the Portfolio Managers identified in response to paragraph (a)(1) of this Item in the Registrant’s most recent annual report on form N-CSR.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a)	Not applicable.

(b)	Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant's board of trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407), or this Item.

ITEM 16. CONTROLS AND PROCEDURES.

(a)	The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

(a)	Not applicable.

(b)	Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Not applicable to semi-annual reports.

(a)(3) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4) There were no written solicitations.

(a)(5) There is no change to the Registrant's independent public accountant.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	FT Vest Hedged Equity Income Fund: Series B1

By (Signature and Title)*	/s/ Michael Peck
Michael Peck, President
(Principal Executive Officer)

Date	September 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Peck
Michael Peck, President
(Principal Executive Officer)

Date	September 4, 2026

By (Signature and Title)*	/s/ Chad Eisenberg
Chad Eisenberg, Treasurer
(Principal Financial Officer)

Date	September 4, 2026

* Print the name and title of each signing officer under his or her signature.